Three Tranches of Share Options to Certain Directors, Officers and Key Employees with Predetermined Market Conditions (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Vesting	8,200,000
Tranche I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price | $ / shares	$ 2.6
Number of Options Vesting	4,555,556
Tranche II
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price | $ / shares	$ 5.2
Number of Options Vesting	2,733,334
Tranche III
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Target Price | $ / shares	$ 7.8
Number of Options Vesting	911,110